DUE TO BANKS AND CORRESPONDENTS	12 Months Ended
Dec. 31, 2023
DUE TO BANKS AND CORRESPONDENTS [Abstract]
DUE TO BANKS AND CORRESPONDENTS
14	DUE TO BANKS AND CORRESPONDENTS

a)	This item consists of the following:

	2023	2022
	S/(000)	S/(000)

International funds and others (b)	7,362,734	4,694,617
COFIDE and FONCODES credit line (c)	4,389,433	4,107,294
Inter-bank funds	324,400	–
	12,076,567	8,801,911
Interest payable	202,114	135,500
Total	12,278,681	8,937,411

b)	This item consists of the following:

	2023	2022
	S/(000)	S/(000)

Bank of America N.A.	1,019,975	149
Club Deal Loan (i)	923,965	946,605
Wells Fargo Bank N.A.	898,275	190,699
Bank of New York Mellon	593,440	572,100
International Finance Corporation (IFC) (ii)	567,240	382,840
Standard Chartered Bank Hong Kong LTD	483,654	–
Sumitomo Mitsui Banking Corporation	426,535	–
Corporación Financiera de Desarrollo (COFIDE)	409,890	503,538
Caixabank	370,900	190,700
Commerzbank AG	370,900	–
Banco de la Nación	355,000	–
Citibank N.A.	185,450	381,400
Zürcher Kantonalbank	185,450	95,350
Bradesco Bac Florida Bank	92,725	76,280
Banco BBVA Perú	60,000	114,000
Bancolombia S.A.	58,171	59,604
Banco Bisa S.A.	51,364	–
Banco Nacional de Bolivia S.A.	50,994	–
Banco Internacional del Perú S.A.A. (Interbank) (iii)	50,933	150,000
ICBC Perú Bank S.A.	50,000	100,000
Banco de Occidente	47,463	84,096
Bancoldex	45,292	126,957
Standard Chartered Bank	–	266,923
Scotiabank Perú S.A.A.	–	120,000
The Toronto Dominion Bank	–	247,910
Others	65,118	85,466
Total	7,362,734	4,694,617

As of December 31, 2023, the loans have maturities between January 2024 and April 2035 (between January 2023 and December 2031, as of December 31, 2022) and accrue interest in soles currency at rates that fluctuate between 2.23 percent and 9.33 percent (between 2.23 percent and 9.45 percent, as of December 31, 2022) and accrue interest in foreign currency as follows:

	2023		2022
	Min	Max	Min	Max
	%	%	%	%
Boliviano	4.90	6.90	6.00	6.00
Colombian peso	0.45	17.64	0.40	17.04
U.S. Dollar	5.78	7.09	1.50	6.32

(i)
The balances as of December 31, 2023 and 2022, include a loan under Club Deal Loan for 25 months for US$250.0 million equivalent to S/927.3 million, having five foreign banks as borrowers: Wells Fargo Bank NY - Agent Administrative, Standard Chartered Bank, JP Morgan Chase Bank N.A., HSBC Bank and Bank of America.

Subsequently, in April 2023, JP Morgan Chase Bank carried out a partial assignment of its collection rights in favor of ICBC Perú Bank S.A. for US$20.0 million or S/74.2 million, making it the sixth borrower of the Deal Club.

The loan accrues interest at a 3-month SOFR variable rate plus a spread of 1.5 percent. Likewise, the expenses linked to said transaction were deferred and are coming accruing proportionally over the life of the loan.

(ii)	As of December 31, 2023, Mibanco maintain cross currency swaps (CCS) that were designated as cash flow hedges of certain repo operations in U.S. dollars for a nominal amount of US$60.0 million, equivalent to S/222.5 million.

(iii)	As of December 31, 2023, Mibanco maintain a foreign currency forward for a nominal amount of US$14.7 million, equivalent to S/54.4 million.

c)
Promotional credit lines represent loans granted by Corporación Financiera de Desarrollo and Fondo de Cooperación para el Desarrollo Social (COFIDE and FONCODES for their Spanish acronyms, respectively) to promote the development of Peru, they mature between January 2024 and January 2032 and bear annual interest in soles at rates that fluctuate between 3.50 percent and 7.60 percent and interest in foreign currency 7.75 percent as of December 31, 2023 (between January 2023 and January 2032 and with annual interest in soles between 3.50 percent and 7.60 percent and interest in foreign currency 7.75 percent as of December 31, 2022). These lines of credit are guaranteed with a portfolio of Fondo Mi Vivienda mortgage loans amounting to S/4,389.4 million and S/4,107.3 million, as of December 31, 2023 and 2022, respectively.

d)	The following table presents the maturities of due to banks and correspondents as of December 31, 2023 and 2022 based on the period remaining to maturity:

	2023	2022
	S/(000)	S/(000)

Up to 3 months	3,513,860	1,420,872
From 3 months to 1 year	3,514,114	1,562,224
From 1 to 3 years	1,568,163	2,660,926
From 3 to 5 years	795,765	694,308
More than 5 years	2,684,665	2,463,581
Total	12,076,567	8,801,911

e)
As of December 31, 2023 and 2022, lines of credit granted by various local and foreign financial institutions, to be used for future operating activities total S/11,752.2 million and S/8,801.9 million, respectively.

f)
Certain debts to banks, correspondents and other entities include specific agreements on how the funds received should be used, the financial conditions that the Bank must maintain, as well as other administrative matters. In Management’s opinion, these specific agreements have been fulfilled by the Bank as of December 31, 2023 and 2022.